Oak Ridge Dividend Growth Fund
SUMMARY SECTION - OAK RIDGE DIVIDEND GROWTH FUND
Investment Objective
The Oak Ridge Dividend Growth Fund (the “Fund”) seeks to provide current income and long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Class A Shares” on page 15 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Oak Ridge Dividend Growth Fund (USD $)	Class A Shares		Class I Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of the lesser of the net asset value at purchase or redemption)	1.00%	[1]	none
Redemption fee (as a percentage of amount redeemed)	none		none
Wire fee	20.00		20.00
Overnight check delivery fee	15.00		15.00
Retirement account fees (annual maintenance and full redemption requests)	15.00		15.00
[1]	No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Oak Ridge Dividend Growth Fund		Class A Shares	Class I Shares
Management fees		0.75%	0.75%
Distribution (Rule 12b-1) fee		0.25%	none
Other expenses (includes shareholder services fee of up to 0.15%)	[1]	1.00%	1.00%
Acquired fund fees and expenses	[1]	0.01%	0.01%
Total annual fund operating expenses		2.01%	1.76%
Fee waiver and/or expense reimbursement	[2]	(0.75%)	(0.75%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2]	1.26%	1.01%
[1]	"Other expenses" and "Acquired fund fees and expenses" have been estimated for the current fiscal year.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% and 1.00% of the average daily net assets of the Fund's Class A and Class I shares, respectively. This agreement is in effect until September 30, 2014, and may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Oak Ridge Dividend Growth Fund (USD $)	1 Year	3 Years
Class A Shares	696	1,101
Class I Shares	103	481

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities that have a record of paying dividends. The Fund will invest primarily in mid-cap and large-cap U.S. companies with market capitalizations of $5 billion or higher at the time of initial purchase.

The Fund’s equity investments include common stock, and can include preferred stock, depository receipts, exchanged traded funds (“ETFs”), rights and warrants. The Fund may also invest in American Depository Receipts (“ADRs”). The Fund will invest in a diversified portfolio of securities typically spread across many economic sectors.

The Fund’s advisor uses a bottom-up approach that involves quantitative and qualitative review of companies to seek to identify those exhibiting consistent dividend payments and favorable fundamentals, including a dividend payout ratio and earnings growth, that indicate an ability to sustain above average growth in dividends. The Fund’s advisor seeks a dividend yield that will be comparable to the S&P 500 Index average yield, with each stock evaluated as having the potential to increase future dividends at a rate above the S&P 500 Index. In addition, the Fund’s advisor uses a “growth” style of management and seeks to identify companies with: consistent earnings growth, rising earnings estimates, healthy forecasted earnings growth and reasonable valuations.

Principal Risks of Investing

The Fund’s principal risks are described below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk. Market risk is the risk that the Fund’s share price may be affected by a sudden decline in the market value of an investment, or by an overall decline in the stock market due to, among other things, general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Equity Securities Risk. Investment in equity securities involves substantial risks and may be subject to wide and sudden fluctuations in market value, with a resulting fluctuation in the amount of profits and losses due to general market and economic conditions or factors relating to specific companies in which the Fund invests.

Mid-Cap Company Risk . The securities of mid-sized companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general.

ETF Risk. ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. The Funds will incur brokerage costs when purchasing and selling shares of ETFs.

Foreign Investment Risk. Although the Fund will limit its investment in securities of foreign issuers to ADRs, the Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. The prices of foreign securities may be more volatile than those of U.S. securities because of economic and social conditions abroad, political developments, and changes in the regulatory environment of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the value of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in depository receipts are also subject to these risks.

Management and Strategy Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Fund’s advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Growth-Oriented Investment Strategies Risk. The stocks of growth companies are generally more sensitive to the companies’ earnings and tend to be more volatile than non-growth stocks and fluctuate more dramatically than the overall market.

No Operating History. The Fund is a newly organized series of an open-end management investment company and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

Performance

The Fund is new and it does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.

Oak Ridge Growth Opportunity Fund
SUMMARY SECTION - OAK RIDGE GROWTH OPPORTUNITY FUND
Investment Objectives
The Oak Ridge Growth Opportunity Fund (the “Fund”) seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “Class A Shares” on page 15 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Oak Ridge Growth Opportunity Fund (USD $)	Class A Shares		Class I Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none
Maximum deferred sales charge (load) (as a percentage of the lesser of the net asset value at purchase or redemption)	1.00%	[1]	none
Redemption fee (as a percentage of amount redeemed)	none		none
Wire fee	20.00		20.00
Overnight check delivery fee	15.00		15.00
Retirement account fees (annual maintenance and full redemption requests)	15.00		15.00
[1]	No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge ("CDSC") of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Oak Ridge Growth Opportunity Fund		Class A Shares	Class I Shares
Management fees		0.75%	0.75%
Distribution (Rule 12b-1) fee		0.25%	none
Other expenses (includes shareholder services fee of up to 0.15%)	[1]	1.00%	1.00%
Acquired fund fees and expenses		0.01%	0.01%
Total annual fund operating expenses		2.01%	1.76%
Fee waiver and/or expense reimbursement	[2]	(0.60%)	(0.60%)
Total annual fund operating expenses after fee waiver and/or expense reimbursement	[2]	1.41%	1.16%
[1]	"Other expenses" and "Acquired fund fees and expenses" have been estimated for the current fiscal year.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.40% and 1.15% of the average daily net assets of the Fund's Class A and Class I shares, respectively. This agreement is in effect until September 30, 2014, and may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid for three years from the date of any such waiver or payment.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Oak Ridge Growth Opportunity Fund (USD $)	1 Year	3 Years
Class A Shares	710	1,115
Class I Shares	118	496

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The Fund is newly-created and, as a result, does not yet have a portfolio turnover rate.

Principal Investment Strategies

Under normal circumstances, the Fund primarily invests in equity securities of companies with market capitalizations within the range of those companies included in the Russell Mid Cap Growth Index at the time of purchase. As of March 31, 2013, the market capitalizations of companies included in the Russell Mid Cap Growth Index were between $418 million and $2 5 billion. Investments in companies that move above or below the capitalization range of the Russell Mid Cap Growth Index after purchase may continue to be held by the Fund at the Fund advisor’s sole discretion.

The Fund’s equity investments include common stock, and can include preferred stock, depository receipts, exchanged traded funds (“ETFs”), rights and warrants. The Fund may also invest in American Depository Receipts (“ADRs”). The Fund will invest in a diversified portfolio of securities typically spread across many economic sectors.

The Fund’s advisor uses a “growth” style of management and seeks to identify companies with: consistent earnings growth, rising earnings estimates, healthy forecasted earnings growth and reasonable valuations.

Principal Risks of Investing

The Fund’s principal risks are described below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money.

Market Risk. Market risk is the risk that the Fund’s share price may be affected by a sudden decline in the market value of an investment, or by an overall decline in the stock market due to, among other things, general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests.

Equity Securities Risk. Investment in equity securities involves substantial risks and may be subject to wide and sudden fluctuations in market value, with a resulting fluctuation in the amount of profits and losses due to general market and economic conditions or factors relating to specific companies in which the Fund invests.

Mid- Cap Company Risk. The securities of mid-sized companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general.

ETF Risk. ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. The Funds will incur brokerage costs when purchasing and selling shares of ETFs.

Foreign Investment Risk . Although the Fund will limit its investment in securities of foreign issuers to ADRs, the Fund's investments in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. The prices of foreign securities may be more volatile than those of U.S. securities because of economic and social conditions abroad, political developments, and changes in the regulatory environment of foreign countries. In addition, changes in exchange rates and interest rates may adversely affect the value of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in depository receipts are also subject to these risks.

Management and Strategy Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Fund’s advisor applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results.

Growth-Oriented Investment Strategies Risk. The stocks of growth companies are generally more sensitive to the companies’ earnings and tend to be more volatile than non-growth stocks and fluctuate more dramatically than the overall market.

No Operating History. The Fund is a newly organized series of an open-end management investment company and has no operating history. As a result, prospective investors have no track record or history on which to base their investment decisions.

Performance

The Fund is new and it does not have a full calendar year performance record to compare against other mutual funds or broad measures of securities market performance such as indices. Performance information will be available after the Fund has been in operation for one calendar year.